Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss	$ (924)	$ (836)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	13	15
Share-based compensation (Note 5)	176	112
Change in the fair value of convertible advanced investments (Note 3D)	(269)	(189)
Amortization of discount on straight loan received from commercial bank	13	2
Exchange rate differences on straight loan received from commercial bank	(30)
Change in the fair value of derivative warrant liability (Note 3F)	106
Change in estimation of maturity date of liability to controlling shareholder and exchange rates differences (Note 7)	12
Amortization of discount and accrued interest on straight loan from controlling shareholder (Note 7)	28
Exchange rate differences on straight loan from controlling shareholder (Note 7)	(21)
Decrease in trade receivables	170	746
Decrease (increase) in other current assets	(178)	23
Decrease in accounts payable	(15)	(18)
Increase (decrease) in deferred revenues	(12)	2
Increase in liability to controlling shareholder, net		68
Decrease in other current liabilities	(84)	(26)
Net cash used in operating activities	(1,015)	(101)
Cash flows from investing activities:
Purchase of property and equipment	(4)
Net cash used in investing activities	(4)
Cash flows from financing activities:
Repayment of principal relating to straight loan received from commercial bank	(94)	(500)
Net proceeds received upon completion of initial public offering transaction (Note 3)	6,695
Repayment of facility fee relating to straight loan received from commercial bank		(10)
Proceeds from loan received from controlling shareholder (Note 7)	25
Repayment of principal relating to straight loan received from controlling shareholder (Note 7)	(104)
Proceeds received from exercise of options into shares to be issued (Note 5)	28
Deferred offering costs		(38)
Net cash provided by (used in) financing activities	6,550	(548)
Change in cash, cash equivalents	5,531	(649)
Cash, cash equivalents at beginning of period	693	1,028
Cash, cash equivalents at end of period	6,224	379
Non-cash financing activities:
Deferred offering costs	(313)
Contribution to equity due to free interest loan from controlling shareholder		56
Amount classified to equity upon determination of the exercise price	194
Automatic conversion of convertible advanced investments into shares	4,571
Deemed dividend upon trigger of down round protection	7
Supplemental disclosure of cash flow information:
Interest paid	55	10
Taxes paid	$ 26	$ 19